Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Total assets	$ 276,544
Total Liabilities	17,322,948	$ 5,485,007
Intangible assets	230,084	2,432,841
Goodwill	46,460	1,374,835
Significant Unobservable Inputs (Level 3) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Total assets	276,544
Intangible assets	230,084	2,432,841
Goodwill	46,460	1,374,835
Fair Value, Recurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Marketable securities - debt securities
Total assets
Derivative liabilities
Total Liabilities
Marketable securities - equity securities
Fair Value, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Marketable securities - debt securities
Total assets
Derivative liabilities
Total Liabilities
Marketable securities - equity securities
Fair Value, Recurring [Member] | Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Marketable securities - debt securities
Total assets
Derivative liabilities
Total Liabilities
Marketable securities - equity securities
Fair Value, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Marketable securities - debt securities
Total assets
Derivative liabilities
Total Liabilities
Marketable securities - equity securities
Fair Value, Nonrecurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Total assets		3,857,676
Equity investments, at cost		50,000
Fair Value, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Total assets
Equity investments, at cost
Fair Value, Nonrecurring [Member] | Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Total assets
Equity investments, at cost
Fair Value, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Total assets		3,857,676
Equity investments, at cost		$ 50,000